Financial Assets at Fair Value Through Profit or Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Summary of Financial Assets at Fair Value Through Profit or Loss

	December 31, 2018	March 31, 2019
Non-current

Financial assets mandatorily classified as at FVTPL Derivative financial assets—warrants	$60,004	$60,004

December 31, 2018
Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets – warrants	$60,004